Schedule of investments
Delaware Ivy International Core Equity Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 95.51%Δ
Austria − 1.80%
Mondi	1,211,231	$ 23,737,395
		23,737,395
Brazil − 5.89%
Banco do Brasil	3,338,636	38,069,633
MercadoLibre †	25,201	39,604,379
		77,674,012
Canada − 2.97%
Dollarama	543,433	39,162,611
		39,162,611
China − 8.04%
Alibaba Group Holding ADR	199,802	15,486,653
Budweiser Brewing 144A #	9,669,800	18,104,947
China Mengniu Dairy †	5,157,000	13,869,117
H World Group ADR	750,088	25,082,943
JD.com ADR	547,859	15,827,646
SITC International Holdings	3,588,000	6,194,050
Tencent Holdings	306,400	11,520,656
		106,086,012
Denmark − 3.89%
Genmab †	69,491	22,176,774
Novo Nordisk Class B	281,119	29,062,327
		51,239,101
France − 14.11%
Airbus	226,311	34,922,080
BNP Paribas	399,954	27,635,314
L'Oreal	31,473	15,657,662
LVMH Moet Hennessy Louis Vuitton	33,218	26,901,854
Thales	215,451	31,859,623
TotalEnergies	404,827	27,529,580
Vinci	171,669	21,547,741
		186,053,854
Germany − 7.53%
Deutsche Telekom	1,445,714	34,712,912
Heidelberg Materials	149,499	13,358,291
HelloFresh †	418,786	6,615,782
SAP	193,966	29,866,680
Siemens	78,664	14,756,044
		99,309,709
Hong Kong − 1.54%
Prudential	1,800,978	20,366,711
		20,366,711
India − 7.24%
Axis Bank	1,975,626	26,170,345
Bharti Airtel	1,469,271	18,225,132
ICICI Bank	2,268,819	27,172,252
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
NTPC	6,401,417	$ 23,935,959
		95,503,688
Ireland − 0.59%
Experian	190,693	7,783,000
		7,783,000
Japan − 12.28%
Asahi Group Holdings	693,700	25,868,614
Mitsubishi UFJ Financial Group	3,840,700	33,000,057
Mitsui Chemicals	671,800	19,925,302
Renesas Electronics †	1,720,800	31,108,647
Seven & i Holdings	586,600	23,276,787
Tokio Marine Holdings	1,149,853	28,778,945
		161,958,352
Netherlands − 7.36%
Adyen 144A #, †	18,679	24,056,088
ASML Holding	29,007	21,829,587
ING Groep	1,686,663	25,185,298
Shell	789,793	25,982,381
		97,053,354
Republic of Korea − 3.41%
LG	202,094	13,429,996
Samsung Electronics	520,413	31,587,425
		45,017,421
Singapore − 0.71%
Sea ADR †	230,028	9,316,134
		9,316,134
Spain − 2.14%
Banco Bilbao Vizcaya Argentaria	3,108,234	28,226,161
		28,226,161
Switzerland − 3.15%
Alcon	366,726	28,648,635
Nestle	111,044	12,874,265
		41,522,900
Taiwan − 2.46%
Taiwan Semiconductor Manufacturing	1,681,000	32,480,181
		32,480,181
United Kingdom − 5.60%
AstraZeneca ADR	342,327	23,055,724
Haleon	4,687,922	19,220,066
HSBC Holdings	1,807,539	14,641,790
Reckitt Benckiser Group	245,844	16,984,386
		73,901,966
United States − 4.80%
Freshworks Class A †	320,496	7,528,451
NQ- IV961 [1223] 0224 (3377558)    1

Schedule of investments
Delaware Ivy International Core Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Newmont	404,020	$ 16,722,885
Schlumberger	127,576	6,639,055
Seagate Technology Holdings	77,300	6,599,101
Stellantis	1,106,375	25,826,137
		63,315,629
Total Common Stocks (cost $1,067,913,037)		1,259,708,191

Preferred Stocks – 2.37%
Brazil − 1.56%
Petroleo Brasileiro 8.19% ω	2,682,546	20,565,303
		20,565,303
Germany − 0.81%
Sartorius 0.45% ω	29,175	10,731,619
		10,731,619
Total Preferred Stocks (cost $26,461,410)		31,296,922

Short-Term Investments – 1.35%
Money Market Mutual Funds – 1.35%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	4,437,741	4,437,741
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	4,437,743	4,437,743
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	4,437,743	4,437,743
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	4,437,743	$ 4,437,743
Total Short-Term Investments (cost $17,750,970)		17,750,970

Total Value of Securities−99.23% (cost $1,112,125,417)		1,308,756,083
Receivables and Other Assets Net of Liabilities — 0.77%		10,136,002
Net Assets Applicable to 66,232,381 Shares Outstanding — 100.00%	$1,318,892,085
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $42,161,035, which represents 3.20% of the Fund's net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV961 [1223] 0224 (3377558)